Other employee benefits (Schedule of detailed information about other employee benefits plan) (Details) - Other employee benefits [Member] - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Other Employee Benefits [Line Items]
Other employee benefits liability - current	$ 3.6	$ 3.5
Other employee benefits liability - non-current	82.4	80.3
Net liability	$ 86.0	$ 83.8